Equity - Summary of issuances and conversations of shares (Details) - shares			12 Months Ended
	Dec. 07, 2020	Dec. 13, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning balance			551,800,326	509,247,134	484,918,517
Issued for cash					24,328,617
Transfer of classes			0	0	0
Corporate reorganization				0
Initial public offering				42,553,192
Follow on offering			7,258,639
Ending balance			559,058,965	551,800,326	509,247,134
Class A Common Share
Disclosure of classes of share capital [line items]
Beginning balance			354,181,346	255,132,815	276,000,013
Issued for cash					0
Transfer of classes			16,325,000	25,687,428	(20,867,198)
Corporate reorganization				30,807,911
Initial public offering	7,130,435	42,553,192		42,553,192
Follow on offering			7,258,639
Ending balance			377,764,985	354,181,346	255,132,815
Class B Common Shares
Disclosure of classes of share capital [line items]
Beginning balance			197,618,980	254,114,319	208,918,504
Issued for cash					24,328,617
Transfer of classes			(16,325,000)	(25,687,428)	20,867,198
Corporate reorganization				(30,807,911)
Initial public offering				0
Follow on offering			0
Ending balance			181,293,980	197,618,980	254,114,319